Expense Example - PIMCO Total Return Fund IV	Institutional 1 Year	Institutional 3 Years	Institutional 5 Years	Institutional 10 Years	A 1 Year	A 3 Years	A 5 Years	A 10 Years
USD ($)	53	167	291	653	460	642	839	1,407